Share-based compensation (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Research and development expenses USD ($)	Dec. 31, 2012 Research and development expenses CNY	Dec. 31, 2011 Research and development expenses CNY	Dec. 31, 2010 Research and development expenses CNY	Dec. 31, 2012 Sales, marketing and distribution expenses USD ($)	Dec. 31, 2012 Sales, marketing and distribution expenses CNY	Dec. 31, 2011 Sales, marketing and distribution expenses CNY	Dec. 31, 2010 Sales, marketing and distribution expenses CNY	Dec. 31, 2012 General and administrative expenses USD ($)	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2010 General and administrative expenses CNY
Share-based compensation cost
Total share-based compensation	$ 3,280	20,437	29,341	31,099	$ 413	2,575	3,960	3,599	$ 697	4,341	5,414	3,810	$ 2,170	13,521	19,967	23,690